FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Contracted Future Minimum Rental Payments Due [Abstract]
2018	$ 355,172
2019	320,670
2020	280,506
2021	245,208
2022	209,542
Thereafter	734,445
Future minimum rental payments under operating leases	$ 2,145,543